Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Bank Borrowings.
Schedule of short-term bank borrowings

	As of December 31,
	2023	2024
	RMB	RMB
The PRC domestic commercial banks	7,765,990	9,513,958